Revenues and Contract Costs - Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Contract asset	$ 1,021	$ 1,106	$ 1,003	$ 1,003	$ 1,170
Contract liability	4,973	4,571	$ 4,943	4,943	$ 4,452
Revenue recognized related to contract liabilities existing	3,700	$ 3,500
Prepaid expenses and other
Disaggregation of Revenue [Line Items]
Contract asset	770			757
Other assets
Disaggregation of Revenue [Line Items]
Contract asset	251			246
Other current liabilities
Disaggregation of Revenue [Line Items]
Contract liability	4,255			4,207
Other liabilities
Disaggregation of Revenue [Line Items]
Contract liability	$ 718			$ 736